IMPAIRMENT OF LONG TERM ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF LONG TERM ASSETS

6.	IMPAIRMENT OF LONG-TERM ASSETS

The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels and equipment may not be recoverable. During 2012, the Company identified five vessels held under capital lease where they believed that future cash flows for each vessel was less than the carrying value and, therefore, not fully recoverable. The Company recorded an impairment loss of $32.0 million in 2012. This loss relates to four OBO carriers – Front Rider ($4.9 million), Front Climber ($4.2 million), Front Driver ($4.0 million), Front Guider ($14.2 million) and one Suezmax tanker Front Pride ($4.7 million). The impairment loss recorded on each vessel is equal to the difference between the asset's carrying value and estimated fair value. Three of these leases were terminated during 2012 and two leases were terminated during 2013.

The Company recorded an impairment loss of $121.4 million in 2011 in respect of five double hull Suezmax tankers built between 1992 and 1996. The impairment loss recorded on each vessel is equal to the difference between the asset's carrying value and estimated fair value. Four of these vessels were disposed of during the fourth quarter of 2011 and one during 2012.